Intangible assets and goodwill	9 Months Ended
Sep. 30, 2026
Intangible Assets Including Goodwill [Abstract]
Intangible assets and goodwill	Intangible assets and goodwill
Changes in the net book value of intangible assets for the nine months ended September 30, 2026 and 2025 are as follows (in thousands):

	September 30, 2026
	Goodwill	Trademarks	Customer relationships	Purchased technology	Software	Gaming License	Total
Balance at January 1, 2026	$426,659	$35,455	$4,529	$6,081	$3,485	$30,316	$506,525
Acquisition	—	4	—	—	—	—	$4
Amortization	—	(90)	(1,829)	(575)	(807)	(3,037)	$(6,338)
Translation differences	(1,629)	(14)	(119)	(202)	(104)	(1,003)	$(3,071)
Ending balance	$425,030	$35,355	$2,581	$5,304	$2,574	$26,276	$497,120

	September 30, 2025
	Goodwill	Trademarks	Customer relationships	Purchased technology	Software	Gaming License	Total
Balance at January 1, 2025	$395,804	$35,009	$6,197	$6,072	$28	$360	$443,470
Acquisition	—	—	—	—	65	—	65
Amortization	—	(28)	(1,762)	(554)	(192)	(1,091)	(3,627)
Acquired from business combination	36,126	500	—	—	2,404	34,083	73,113
Translation differences	2,018	3	695	738	(56)	212	3,610
Ending balance	$433,948	$35,484	$5,130	$6,256	$2,249	$33,564	$516,631